Report of Independent Registered Public
Accounting Firm
To the Board of Trustees of Janus Detroit
Street Trust and Shareholders of Janus
Henderson Small/Mid Cap Growth Alpha ETF:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Small/Mid
Cap Growth Alpha ETF (one of the funds
constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October
31, 2018, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2018 and for the period February 23, 2016 (commencement date) through October 31, 2016 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the two years in the period ended October 31, 2018 and for the period February 23, 2016
(commencement date) through October 31,
2016 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the
responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States)
("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October
31, 2018 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

 Denver, Colorado
December 20, 2018
We have served as the auditor of one or more investment companies in Janus Henderson Funds since
1990.